Balance Sheet Offsetting (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total
Gross Amounts of Recognized Liabilities	$ 182,405	$ 202,828
Gross Amounts Offset in the Balance Sheets		(975)
Net Amounts of Liabilities Presented in the Balance Sheets	182,405	201,853
Gross Amounts Not Offset in the Balance Sheets
Financial Instruments	(182,375)	(200,828)
Cash Collateral Pledged	(17)	(249)
Net Amount	13	776
Institutional counterparties
Securities Loaned:
Gross Amounts of Recognized Liabilities	74,913	115,102
Net Amounts of Liabilities Presented in the Balance Sheets	74,913	115,102
Gross Amounts Not Offset in the Balance Sheets
Financial Instruments	(74,913)	(115,102)
Institutional counterparties | Forward sales of MBSs
Derivatives:
Gross Amounts of Recognized Liabilities	30	2,000
Gross Amounts Offset in the Balance Sheets		(975)
Net Amounts of Liabilities Presented in the Balance Sheets	30	1,025
Gross Amounts Not Offset in the Balance Sheets
Cash Collateral Pledged	(17)	(249)
Net Amount	13	776
Customer counterparties
Repurchase Agreement:
Gross Amounts of Recognized Liabilities	107,462	85,726
Net Amounts of Liabilities Presented in the Balance Sheets	107,462	85,726
Gross Amounts Not Offset in the Balance Sheets
Financial Instruments	$ (107,462)	$ (85,726)